Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks	$ 294,186	$ 319,156
Interest-bearing deposits in other banks	396,267	306,568
Total cash and cash equivalents	690,453	625,724
Securities available for sale, at fair value	4,783,579	4,590,062
Securities held to maturity (fair values of $204,277 and $227,964, respectively)	207,446	227,318
Mortgage loans held for sale, at fair value	107,734	134,916
Loans and leases, net of unearned income	22,519,815	20,078,181
Allowance for loan and lease losses	(140,571)	(140,891)
Loans and leases, net	22,379,244	19,937,290
Premises and equipment, net	300,507	331,413
Goodwill	1,235,533	1,188,902
Other intangible assets	88,736	88,562
Other assets	1,039,783	779,942
Total Assets	30,833,015	27,904,129
Deposits:
Non-interest-bearing	6,542,490	6,209,925
Interest-bearing	17,220,941	15,256,792
Total deposits	23,763,431	21,466,717
Short-term borrowings	1,482,882	991,297
Long-term debt	1,166,151	1,495,835
Other liabilities	364,274	253,489
Total Liabilities	26,776,738	24,207,338
Shareholders’ Equity
Preferred Stock, $1 par value - 5,000,000 shares authorized Non-cumulative perpetual, liquidation preference $10,000 per share; 13,750 and 13,750 shares issued and outstanding, respectively, including related surplus	132,097	132,097
Common stock, $1 par value - 100,000,000 shares authorized; 54,796,231 and 53,872,272 shares issued and outstanding, respectively	54,796	53,872
Additional paid-in capital	2,869,416	2,787,484
Retained earnings	1,042,718	769,226
Accumulated other comprehensive income (loss)	(42,750)	(45,888)
Total Shareholders’ Equity	4,056,277	3,696,791
Total Liabilities and Shareholders’ Equity	$ 30,833,015	$ 27,904,129